Exhibit 99.10

Unique Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Factors	Compensating Factors	Subject to Predatory - Unable to Test	Category	DBRS Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade
999999972	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999971	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.					No	TNR Testing Not Required	D	D	D
999999970	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	B	B	B
999999969	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B	B
999999968	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999967	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999966	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999965	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
								[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-	B	B	B
999999964	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999963	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.			State - NC	C	C	C
999999959	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999958	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999957	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $6,046.92.	Closing instruction indicate the Index used was 1.55%. The closest Index available in our look-back period is 1.82%.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999956	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999955	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	State - NC	C	C	C
999999954	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state	Effective XX/XX/XXXX, NJ law states, no lender making any home loan may charge a late payment fee in excess of 5% of the amount of the payment past due. Note calls for late payment fee of 6%, over the state allowable.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	B	B	B
999999953	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $55.31.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	Unable to determine cause of under disclosure due to missing itemization of amount financed.	The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.			State - NC	C	C	C
999999952	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX iN the amount of $307.30.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	Unable to determine under disclosure due to missing itemization of amount financed.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency	D	D	D
999999951	XXX	$XXX	XXX	XX/XX/XXXX	Primary	3	[3] Closing / Title - TILA - Final TIL Missing
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Application / Processing - Missing Document: Missing Lender's Initial 1003			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D	D
999999950	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender): Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided): Texas Constitution Section 50(a)(6): Final Itemized disclosure of fees, points, costs and charges not provided to borrower.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

											This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			State - NC	C	C	C
999999949	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999947	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999945	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999944	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	Final TIL ( Finance Charge section reflects (e) estimate).	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999943	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999941	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999940	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999939	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003 [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.	Note reflects a late payment fee of 5%. (NY) State maximum is 2%.					-	B	B	B
999999938	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
								[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999937	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999936	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.		Yes	TR TIL Deficiency	B	B	B
999999935	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA - subject to a 1 year SOL for affirmative claims under TILA		No	TNR Testing Not Required	C	C	C
999999933	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B	B
999999932	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C	C
999999931	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,368.22.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	TIL itemization did not disclose an processing fee of $280 underwriting fee of $495, flood fee of $15, tax service fee of $70, funding fee of $195 and an warehouse fee of $175 as prepaid finance charge.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999930	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
								[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999929	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999928	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
999999927	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA - subject to a 1 year SOL for affirmative claims under TILA		No	TNR Testing Not Required	B	B	B
999999926	XXX	$XXX	XXX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.					No	TNR Testing Not Required	D	D	D
999999925	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,671.20.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine the reason for the under disclosure due to being without an amortization schedule.	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999924	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing wa XX/XX/XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999923	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999922	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999921	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999920	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	B	B	B
999999919	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
999999918	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B	B
999999917	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999916	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999915	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999914	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999911	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999910	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999909	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
								[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	B	B	B
999999908	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			State - NC	B	B	B
999999907	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	3	[3] Closing / Title - TILA - Final TIL Missing
[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D	D
999999906	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999905	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.			State - NC	C	C	C
999999904	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999903	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999902	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	1							-	A	A	A
999999901	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999900	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	2	[2] State Compliance - California Non Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999899	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999898	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999897	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	B	B	B
999999896	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999895	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999894	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999893	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
999999892	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999891	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999890	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999889	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%		TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999888	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999887	XXX	$XXX	XXX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] State Compliance - California Non Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	$185.45 late charge exceeds $15 maximum per state (CA).	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D	D
999999886	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999885	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	B	B	B
999999884	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999883	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999882	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999881	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999880	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999879	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999878	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
								[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999877	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
								[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999875	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999874	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999873	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
								[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999871	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999870	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999869	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999868	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX .
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999867	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Construction-Permanent	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
999999866	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999865	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
								[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999864	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR TIL Deficiency	B	B	B
999999863	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	1							-	A	A	A
999999862	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999861	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999860	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
								[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			TILA ROR - 3yrs for rescindable transactions. TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999859	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999858	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999857	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	ARM loan program disclosure not provided to the borrower within three (3) days of application.		TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999856	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999855	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%					-	B	B	B
999999854	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999853	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999852	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999851	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999850	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX iN the amount of $1,653.90.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Unable to determine under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999849	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999848	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999847	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999846	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999845	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999844	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999843	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999842	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999841	XXX	$XXX	XXX	XX/XX/XXXX	Second Home	Purchase	2	[2] State Compliance - California Non Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999840	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999839	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999838	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999837	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Late charge not allowed per state (NC) - max late charge for NC is 4% - note states 5%	GENERAL COMMENT (2017-10-05): Exception regraded to EV2-B per advice from outside counsel.				-	B	B	B
999999836	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999835	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	B	B	B
999999834	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999833	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999832	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999831	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999829	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $597.66.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Unable to determine under disclosure due to missing itemization of amount financed.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999828	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	B	B	B
999999827	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] State Compliance - California Non Primary Residence Late Charge Percent Testing: Note late charge exceeds maximum per state.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
999999826	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999825	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999824	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999823	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999822	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA - subject to a 1 year SOL for affirmative claims under TILA		No	TNR Testing Not Required	B	B	B
999999821	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
999999820	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999819	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B	B
999999818	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
999999817	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,853.87.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine under disclosure due to missing TIL itemization of prepaid finance charges.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999816	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999815	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
								[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	TIL indicated to be final was not signed or initialed by borrowers		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999814	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999813	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. [3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999812	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999811	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.					Yes	TR Indeterminable	D	D	D
999999802	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999801	XXX	$XXX	XXX	XX/XX/XXXX	Primary	3	[3] Closing / Title - TILA - Final TIL Missing
[3] Federal Compliance - Missing Final HUD-1
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Missing Document - Initial TIL not provided
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D	D
999999800	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	GENERAL COMMENT (2016-07-11): Exception grade updated to EV2 as the loan was not originated within blackout period (10/1/02 to 3/6/03).	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999799	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999798	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Compliance testing was completed using up to a 6 month look back from the Note date.
TIL appears to be final but not signed nor initialed by borrower.
TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999797	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Application / Processing - Missing Document: Missing Lender's Initial 1003	Compliance testing was completed using up to a 6 month look back from the Note date.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999796	XXX	$XXX	XXX	XX/XX/XXXX	Refinance	3	[3] Closing / Title - TILA - Final TIL Missing
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Application / Processing - Missing Document: Missing Lender's Initial 1003			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D	D
999999794	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	B	B	B
999999793	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	B	B	B
999999792	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	1							-	A	A	A
999999790	XXX	$XXX	XXX	XX/XX/XXXX	3	[3] Closing / Title - TILA - Final TIL Missing
[3] Federal Compliance - Missing Final HUD-1
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
								[2] Application / Processing - Missing Document: Missing Lender's Initial 1003			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D	D
999999789	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
999999788	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
								[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999787	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency (UAL State)	D	D	D
999999786	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999784	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999783	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	B	B	B
999999782	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999781	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 7.77300% is underdisclosed from calculated APR of 7.95307% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $2,654.20.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999780	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state	Statute only allows a 2% penalty while the note has a 5% penalty					-	B	B	B
999999779	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	B	B	B
999999778	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	B	B	B
999999777	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
								[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999776	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Document Error - HUD Error: Disbursement date is earlier than right to cancel expiration date.
[3] Miscellaneous Compliance - (Doc Error) RTC Error: Right to Cancel signature date is blank.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX 12:00:00 AM, prior to three (3) business days from transaction date of XX/XX/XXXX 12:00:00 AM.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA ROR - 3yrs for rescindable transactions. TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999774	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999771	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999769	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR HUD Deficiency	D	D	D
999999768	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act: Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999764	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999763	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999762	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999761	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[3] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
[3] Federal Compliance - Federal HELOC Third Party Fees Underdisclosed: Truth in Lending Act (HELOC): HELOC Fees Under Disclosed. HELOC third party fees to open a plan charged at account opening exceeds amounts disclosed on final HELOC Fee Agreement
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999760	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999759	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX						-	B	B	B
999999758	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999757	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $818.03.	Under disclosure appears to be due to payment stream variance at recast	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999756	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $766.37.
								[2] Federal Compliance - RESPA (2010) -GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Itemization of Amount Financed does not reflect Lenders Title Insurance $713.70, Title Endorsements $146.45 or Abstract $150.00 for a total of $1,010.15.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999754	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $5,296.34.	The under disclosure is due to the Note and TIL payments not matching. Note reflects P&I of $XXX and the Final TIL reflects P&I of $XXX.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999753	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $600.02.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA - Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Unable to determine under disclosure due to missing itemization of amount financed.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999752	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	B	B	B
999999751	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX ermine this application date. The final date used for testing was XX/XX/XXXX
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999750	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999749	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999748	XXX	$XXX	XXX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
								[2] Document Error - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		UTD	Indeterminable	D	D	D
999999747	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX						-	B	B	B
999999746	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR TIL Deficiency	B	B	B
999999745	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999744	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] Federal Compliance - RESPA (2010) -GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.						-	B	B	B
999999743	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999742	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	B	B	B
999999741	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX prior to three (3) business days from transaction date of XX/XX/XXXX
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999740	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999739	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999738	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Rate/Term	1							-	A	A	A
999999737	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	1							-	A	A	A
999999736	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999735	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B	B
999999734	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $310.06.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine under disclosure due to missing Itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999733	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.	Late charge not allowed per state (NY) - max late charge is 2% - note states 5%.					-	B	B	B
999999732	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999731	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Rate/Term	1							-	A	A	A
999999730	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999729	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999722	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): (TX50(a)(6)) Texas Cash-out Loan Violation (File does not contain an Appraisal or other acceptable evaluation to confirm the Value on the Acknowledgement of Fair Market Value and to verify the CLTV does not exceed 80% maximum. Test performed using stated value or other valuation method in file other than appraisal.)
								[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)			Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation. This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			-	B	B	B
999999721	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	This is a Secondary Market requirement by the GSEs and some investors.

											This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			State - NC	C	C	C
999999720	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA (2010) - Initial Escrow Account Statement Missing: RESPA (2010): Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
								[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test Loan Originator Organization status due to missing information.			Liability appears to be limited to originators/licensees.			-	B	B	B
999999718	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 4 month lookback was used to determine this application date.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999717	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
								[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D	D
999999716	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
								[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B	B
999999715	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Initial Loan Application Status Test No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
								[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.					No	TNR Testing Not Required	D	D	D
999999714	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999713	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 3 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999712	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	B	B	B
999999711	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999710	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999709	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999708	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999707	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Texas Constitution Section 50(a)(6):The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value as it does not match the appraised value.			Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.			-	B	B	B
999999706	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Rate/Term	1							-	A	A	A
999999705	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
								[2] Miscellaneous Compliance - Initial TIL not provided			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999704	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,844.91.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999703	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $100.07.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Initial TIL not provided	Unable to determine under disclosure due to missing itemization of amount financed.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999702	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999701	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999700	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $319.81.
								[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.	Unable to determine under disclosure due to missing Itemization of Amount Financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999699	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Reduced Doc Disclosure in Lieu of Ability to Repay Not in File): Massachusetts Mortgage Lender and Broker Regulations: Lender or broker made a no-doc or stated income loan to borrower without obtaining a signed statement from borrower stating borrower’s income.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-	B	B	B
999999698	XXX	$XXX	XXX	XX/XX/XXXX	3	[3] Closing / Title - TILA - Final TIL Missing
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
								[2] Application / Processing - Missing Document: Missing Lender's Initial 1003		GENERAL COMMENT (2016-12-05): Received Note, missing TIL exception remains	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D	D
999999697	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Initial Loan Application Status Test No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A 7 month lookback was used to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
								[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D	D
999999696	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999695	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999694	XXX	$XXX	XXX	XX/XX/XXXX	3	[3] Closing / Title - TILA - Final TIL Missing
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
								[2] Application / Processing - Missing Document: Missing Lender's Initial 1003		GENERAL COMMENT (2016-12-05): Received Note, missing til exception remains	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable	D	D	D
999999693	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D	D
999999692	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan closed prior to expiration of 12-day cooling off period): Texas Constitution Section 50(a)(6): Loan closed prior to expiration of 12-day cooling off period.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Personal Liability): Texas Constitution Section 50(a)(6): Mortgage loan imposes impermissible personal liability on the owner or owner's spouse.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Unable to determine whether the loan contains a T-42 and T-42.1 Endorsement due to missing information.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.

											This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			State - NC	C	C	C
999999691	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $888.91.
								[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing	No itemization was located in the file to determine the cause of the under disclosure		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999690	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. [2] Miscellaneous Compliance - Initial TIL not provided			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999689	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	B	B	B
999999687	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - Initial TIL not provided
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower.
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	PPP Expired. Prepayment charge not allowed per State. Max PPP charge for MN is located in Minnesota cannot charge any prepayment penalty (1) for any partial payment; (2) for any prepayment upon the sale (or sale of any stock interest or lease relating to co-operative ownership) of the real property securing the loan; (3) for any prepayment made after 42 months of the note date; or (4) for any prepayment if the aggregate amount of all prepayment fees exceeds the lesser of:
(i) 2% of the unpaid principal at the time of prepayment; or (ii) 60 days’ interest on the unpaid principal at the time of prepayment. Minn. Stat. § 58.137 subd. 2(a). A lender making loans with prepayment penalties in excess of these limits (e.g., under federal preemption authority) must contain a disclosure of such penalties, the form of which is specified in the statute. Minn. Stat. § 58.137 subd. 2(b).; Note states 6 months interest. lender is XXX
PPP Expired. Prepayment charge not allowed per State. Max PPP charge for MN is located in Minnesota cannot charge any prepayment penalty (1) for any partial payment; (2) for any prepayment upon the sale (or sale of any stock interest or lease relating to co-operative ownership) of the real property securing the loan; (3) for any prepayment made after 42 months of the note date; or (4) for any prepayment if the aggregate amount of all prepayment fees exceeds the lesser of:
(i) 2% of the unpaid principal at the time of prepayment; or (ii) 60 days’ interest on the unpaid principal at the time of prepayment. Minn. Stat. § 58.137 subd. 2(a). A lender making loans with prepayment penalties in excess of these limits (e.g., under federal preemption authority) must contain a disclosure of such penalties, the form of which is specified in the statute. Minn. Stat. § 58.137 subd. 2(b).; Note states 6 months interest. lender is XXX
PPP Expired. Prepayment charge not allowed per State. Max PPP charge for MN is located in Minnesota cannot charge any prepayment penalty (1) for any partial payment; (2) for any prepayment upon the sale (or sale of any stock interest or lease relating to co-operative ownership) of the real property securing the loan; (3) for any prepayment made after 42 months of the note date; or (4) for any prepayment if the aggregate amount of all prepayment fees exceeds the lesser of:
(i) 2% of the unpaid principal at the time of prepayment; or (ii) 60 days’ interest on the unpaid principal at the time of prepayment. Minn. Stat. § 58.137 subd. 2(a). A lender making loans with prepayment penalties in excess of these limits (e.g., under federal preemption authority) must contain a disclosure of such penalties, the form of which is specified in the statute. Minn. Stat. § 58.137 subd. 2(b).; Note states 6 months interest. lender is XXX
PPP Expired. Prepayment charge not allowed per State. Max PPP charge for MN is located in Minnesota cannot charge any prepayment penalty (1) for any partial payment; (2) for any prepayment upon the sale (or sale of any stock interest or lease relating to co-operative ownership) of the real property securing the loan; (3) for any prepayment made after 42 months of the note date; or (4) for any prepayment if the aggregate amount of all prepayment fees exceeds the lesser of:
									(i) 2% of the unpaid principal at the time of prepayment; or (ii) 60 days’ interest on the unpaid principal at the time of prepayment. Minn. Stat. § 58.137 subd. 2(a). A lender making loans with prepayment penalties in excess of these limits (e.g., under federal preemption authority) must contain a disclosure of such penalties, the form of which is specified in the statute. Minn. Stat. § 58.137 subd. 2(b).; Note states 6 months interest. lender is XXX					-	B	B	B
999999686	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - (Missing Data) Last Transaction Date : Last Transaction Date was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.			State - Indeterminable	C	C	C
999999685	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state	Late charge not allowed per state (NC) - max late charge for NC is 4% - note states 5%					-	B	B	B
999999684	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999683	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency (UAL State)	B	B	B
999999682	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. Estimated HUD1 used for any applicable Federal, State or Local compliance testing.
								[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D	D
999999681	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999680	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Virginia Mortgage Lender and Broker Act (Additional Compensation Not on Written Agreement): Virginia Mortgage Lender and Broker Act: Mortgage broker has received compensation from the borrower other than that specified in the written agreement signed by the borrower.
								[2] State Compliance - Virginia Mortgage Lender and Broker Act (Collateral Secured by Personal Property): Virginia Mortgage Lender and Broker Act: Collateral securing the mortgage loan is other than real estate or residential property.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999679	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR HUD Deficiency	D	D	D
999999678	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999677	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999676	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.					Yes	TR HUD Deficiency	D	D	D
999999675	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Miscellaneous Compliance - Initial TIL not provided	TIL appears to be final but not signed nor initialed by Borrower.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999674	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-	B	B	B
999999673	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	B	B	B
999999672	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999671	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	B	B	B
999999670	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999669	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Miscellaneous Compliance - Initial TIL not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999668	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Purchase	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	B	B	B
999999667	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
								[2] Miscellaneous Compliance - Initial TIL not provided			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999666	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	B	B	B
999999665	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - Initial TIL not provided	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999664	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
								[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR TIL Deficiency	B	B	B
999999663	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
								[2] State Compliance - Maryland Property Insurance (Property Insurance Exceeds Replacement Value): Maryland HB649: Property insurance exceeds the replacement value of the property.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999662	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999661	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 7.22400% is underdisclosed from calculated APR of 8.96764% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $174,771.72.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Miscellaneous Compliance: Evidence of Disbursement Date Not in File. Disbursement date used to perform compliance tests determined based on first payment date.	Unable to determine under disclosure due to missing itemization of amount financed.	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999660	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
								[2] Miscellaneous Compliance - Initial TIL not provided			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999659	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999658	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Miscellaneous Compliance - Initial TIL not provided	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999657	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	B	B	B
999999656	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	B	B	B
999999655	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	B	B	B
999999654	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999653	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999652	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	1							-	A	A	A
999999651	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties [2] Closing / Title - Note Error: Note grace period days less than minimum per state			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999650	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999649	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999648	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.		GENERAL COMMENT (2017-02-08): Received Final TIL, no exceptions to clear.	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR Indeterminable	D	D	D
999999647	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999646	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.					No	TNR Testing Not Required	D	D	D
999999645	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
999999644	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 6 month lookback was used to determine this application date.						-	B	B	B
999999643	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999642	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		Tested	TR Tested	C	C	C
999999641	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999640	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999639	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999638	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999637	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999636	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999635	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
								[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999634	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
								[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999633	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999632	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999631	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999630	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	B	B	B
999999629	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.						-	B	B	B
999999628	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322): Mortgage loan provided to borrower without broker's regard to the borrower's ability to repay the loan
[2] State Compliance - Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided): Colorado Home Loan (HB1322): Loan file does not contain a Tangible Net Benefit Disclosure (or similar document).
								[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date.						-	B	B	B
999999627	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
								[2] Miscellaneous Compliance - Initial TIL not provided			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999626	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B	B
999999625	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
[2] Miscellaneous Compliance - Miscellaneous Compliance: Evidence of Disbursement Date Not in File. Disbursement date used to perform compliance tests determined based on first payment date.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	B	B	B
999999624	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
								[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999623	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
								[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999622	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	B	B	B
999999621	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
								[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999620	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999619	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
								[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999618	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $568.64.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	Unable to determine under disclosure due to missing itemization of amount financed.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999617	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999616	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
								[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999615	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX						-	B	B	B
999999614	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.38300% is underdisclosed from calculated APR of 7.70377% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $28,215.32.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	Broker demand statement indicates the Index used was 3.79%. The closest Index available within the look-back period is 4.11%.	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999613	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
								[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999612	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999611	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	B	B	B
999999610	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 7.41200% is underdisclosed from calculated APR of 7.72083% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $7,916.91.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	Closing instructions indicate the Index used was 3.79%. The lowest Index available within the look-back period is 4.11%.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999609	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999608	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	1							-	A	A	A
999999607	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999606	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999605	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $13,161.19.
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	PPP Expired. Prepayment charge not allowed per state (CA) - max prepayment charge for CA ARM loan is 6 months interest greater than 20% - note is 2% greater than 0.83%. Lender is XXX.
									Closing instructions indicate the Index used was 1.277%%. The lowest Index available within the Look-back period is 1.355%.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999604	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999603	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999602	XXX	$XXX	XXX	XX/XX/XXXX	Primary	UTD UTD	3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Unable to Test Right To Cancel due to missing information.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.		UTD	Indeterminable	D	D	D
999999601	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
								[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999600	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold): Minnesota Subprime Loan: APR on subject loan of 8.63580% or Final Disclosure APR of XX% is in excess of allowable threshold of USTreasury XX% + 3%, or XX%. Compliant Subprime Loan.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.			State HPML - Compliant	B	B	B
999999599	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999598	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999597	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999596	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999595	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999594	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999593	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	1							-	A	A	A
999999592	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999591	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999590	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999589	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	B	B	B
999999588	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999587	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999586	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999585	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	1							-	A	A	A
999999584	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
								[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999583	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $54.93.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine under disclosure due to missing Itemization of Amount Financed.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999582	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
								[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999581	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $737.79.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	TIL itemization did not disclose a funding fee of $695, a recording handling fee of $25, and a flood cert fee of $17.50 as prepaid finance charges.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999580	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $487.15.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine under disclosure due to missing itemization of amount financed.	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999579	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999578	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR HUD Deficiency	D	D	D
999999577	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999576	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
								[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
999999575	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999574	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Purchase	1							-	A	A	A
999999573	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
								[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999572	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
								[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999571	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999570	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA - subject to a 1 year SOL for affirmative claims under TILA		Tested	TR Tested	B	B	B
999999569	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
								[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999568	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $286.83.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
TIL appears to be final but not signed nor initialed by borrower	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999567	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,166.01.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	TIL itemization did not include an origination fee of $640.00 or a closing fee of $500.00 as a prepaid finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999566	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999565	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - subject to a 1 year SOL for affirmative claims under TILA		Tested	TR Tested	B	B	B
999999564	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999563	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999562	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999561	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	1							-	A	A	A
999999560	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999559	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999558	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
999999557	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999556	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999555	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999554	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999553	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999552	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999551	XXX	$XXX	XXX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
999999550	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999549	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999548	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999547	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
								[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999546	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Rate/Term	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX						-	B	B	B
999999545	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
								[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999544	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.81400% is overdisclosed from calculated APR of 6.55976% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $2,752.60.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999543	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	B	B	B
999999542	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999541	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999540	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
								[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Late charge not allowed per state of (WI) - max late charge for (WI) is 5% - note states 6%. Grace period of 10 days is below the minimum of 15 days required for the state of WI.		TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			Late Charge	C	C	C
999999539	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999538	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
999999537	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999536	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999535	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999534	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999533	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999532	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $253.45.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	TIL Itemization only disclosed origination charges in the amount of $6168.93, however, final HUD reflects $6421.30.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999531	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-	B	B	B
999999530	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999529	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Construction-Permanent	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
999999528	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
								[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999527	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999526	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR TIL Deficiency	B	B	B
999999525	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999524	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $51.75.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TIL in file indicated to be final, expected funding date same as note date but is not signed or dated by borrower so cannot confirm that borrower received.
Unable to determine under disclosure due to missing itemization of amount financed.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999523	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Miscellaneous Compliance - Initial TIL not provided			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency (UAL State)	B	B	B
999999522	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999521	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
999999520	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999519	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $15,849.65.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	It appears a lower index was used at origination than the 3.5988% index available within the look-back period.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999518	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999517	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR HUD Deficiency	D	D	D
999999516	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999515	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999514	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999513	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Miscellaneous Compliance - Initial TIL not provided			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999512	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $2,665.09.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Late charge not allowed per state (MA) - max late charge for MA is 3% - note states 6%.
Late charge grace period not allowed per state (MA) - min grace period for MA is 15 days - note states 10 days.
Under-disclosure appears to be due to actual interest rate on loan is 9.11152% as per tape however, Note states rate is 9.088% which therefore, must be used for testing.	The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - NC	C	C	C
999999511	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999510	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999509	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999508	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999507	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999506	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $3,088.87.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	Unable to determine under disclosure due to missing TIL Itemization of amount financed		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999505	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999504	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999503	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999502	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA - subject to a 1 year SOL for affirmative claims under TILA		No	TNR Testing Not Required	B	B	B
999999501	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999500	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999499	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999498	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX						-	B	B	B
999999497	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	GENERAL COMMENT (2017-08-07): Unable to clear exception. Received HUD for second lien.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D	D
999999496	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999495	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $328.51.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrang+I429+I440	Unable to determine due to missing itemization of amount financed.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999494	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
								[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999493	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	B	B	B
999999492	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999491	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $3,088.87.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX	Unable to determine the reason for the under disclosure due to missing Itemization of Amount Financed.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D	D
999999490	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B	B
999999489	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
999999488	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $865.82.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
999999487	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999486	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999485	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - subject to a 1 year SOL for affirmative claims under TILA		No	TNR Testing Not Required	D	D	D
999999484	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $129.92.	Under-disclosure appears to be due to actual interest rate on loan is XX% as per tape however, Note states rate is XX% which therefore, must be used for testing.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - NC	C	C	C
999999483	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999482	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B	B
999999481	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999480	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	TR HUD Deficiency	D	D	D
999999479	XXX	$XXX	XXX	XX/XX/XXXX	Second Home	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
999999478	XXX	$XXX	XXX	XX/XX/XXXX	Second Home	Construction-Permanent	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D	D
999999477	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
								[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999476	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999475	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999474	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999473	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $190.12.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999472	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999471	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
								[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999470	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 4.06300% is underdisclosed from calculated APR of 4.27997% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $4,343.51.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Itemization of amount financed did not reflect the lender credit for interest rate chosen of $4,340.62.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999469	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999468	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999467	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999466	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999465	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999464	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999463	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
								[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999462	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 2 month lookback was used to determine this application date.
								[2] Miscellaneous Compliance - Initial TIL not provided			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999461	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - Missing Final HUD-1: Missing Final HUD-1. Estimated HUD1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $77.40.
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Signed estimated Hud	GENERAL COMMENT (2016-05-24): HUD provided is HUD previously reviewed	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D	D
999999460	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999459	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 month(s) prior to consummation. A 7 month lookback was used to determine this application date. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	B	B	B
999999456	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
								[2] Missing Document - Missing Document: Missing 1003 Initial - Lender's	Compliance testing was completed using up to a 6 month look back from the Note date.		TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999455	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Initial Loan Application Status Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is the consummation date. A 1 month lookback was used to determine this application date.
								[2] Miscellaneous Compliance - Initial TIL not provided			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999454	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999453	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999452	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.					Yes	TR HUD Deficiency	D	D	D
999999451	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D	D
999999450	XXX	$XXX	XXX	XX/XX/XXXX	Second Home	Construction-Permanent	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
999999449	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
								[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999448	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999447	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TIL appears to be final but not signed nor initialed by borrower.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999446	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999445	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
999999444	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999443	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999442	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999441	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999440	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999439	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D	D
999999438	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999437	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999436	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999435	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $12,271.25.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX	The itemization and HUD fees match, the under disclosure appears to be a payment stream issue.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999434	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999433	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999432	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	1							-	A	A	A
999999431	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
								[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR TIL Deficiency (UAL State)	B	B	B
999999430	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	B	B	B
999999429	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
999999428	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999427	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999420	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Construction-Permanent	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999419	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999418	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
								[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	B	B	B
999999417	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999416	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA - subject to a 1 year SOL for affirmative claims under TILA		No	TNR Testing Not Required	B	B	B
999999415	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	B	B	B
999999414	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999413	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	B	B	B
999999412	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	TIL in file indicated to be final, expected funding date same as note date but is not signed or dated by borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999411	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
								[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	B	B	B
999999410	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999409	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999408	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999407	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance	3	[3] Closing / Title - TILA - Final TIL Missing
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Application / Processing - Missing Document: Missing Lender's Initial 1003
								[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state	Late charge allowed per sate (NY) - max late charge for NY is 2% - note states 5%		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D	D
999999406	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	PPP Expired. Prepayment charge not allowed per state IL. -Prior to 2008, it is unlawful to provide a prepayment penalty or other charge for prepayment on any loan secured by a mortgage on residential real estate, if the annual interest rate exceeds 8%. Lender is XXX					-	B	B	B
999999405	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $83.75.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Unable to determine under disclosure due to missing Itemization of Amount Financed.	This is a Secondary Market requirement by the GSEs and some investors.

This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			State - NC	C	C	C
999999404	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
								[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999403	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR Indeterminable	D	D	D
999999402	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
								[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR Indeterminable	D	D	D
999999401	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999399	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $866.72.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	Under disclosure appears to be due to calculation of the simple interest payment stream.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999398	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.

This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.		Yes	State - NC	C	C	C
999999397	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	State - NC	C	C	C
999999395	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $176.30.
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Itemization of amount financed did not disclose an attorney fee of $175 as prepaid finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999394	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999393	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XX% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX(an overage of $XXX or XX%.)
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value reflected on the Acknowledgement of Fair Market Value as it does not match the appraised value): Texas Constitution Section 50(a)(6):The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value as it does not match the appraised value.	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.

											This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			State - NC	C	C	C
999999392	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	TR HUD Deficiency	D	D	D
999999391	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Unable to test extension of credit due to missing information.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $84.91.	TIL Itemization did not disclose the tax certificate fee of $10 and under disclosed the closing attorney fee by $75 as prepaid finance charges.	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - NC	C	C	C
999999390	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D	D
999999389	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999388	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of XX% exceeds 80% of $XXX(the value reflected on the valuation).
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 3% of Original Principal Balance): Texas Constitution Section 50(a)(6): Points and fees on subject loan of XX% is in excess of the allowable maximum of 3.0000% of the Original Principal Loan Amount. Points and Fees total $XXX on an Original Principal Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or XX%.)
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Texas Constitution Section 50(a)(6): Previous loan refinanced within twelve (12) month period of consummation
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

											This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)			State - NC	C	C	C
999999387	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D	D
999999386	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D	D
999999385	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
								[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	PPP Expired. Prepayment charge not allowed per state (MD) - max prepayment charge for MD is 2 months advanced interest - note states 3%, 2% and 1% declining. Lender is XXX		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D	D
999999384	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D	D
999999383	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D	D
999999382	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999381	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments): Texas Constitution Section 50(a)(6): Date of first payment does not begin within two (2) months from the date extension of credit was made or loan is not scheduled to be paid in equal monthly installments.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $217.66.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			State - NC	C	C	C
999999380	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999379	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	State - NC	D	D	D
999999378	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - (Missing Data) Last Transaction Date : Last Transaction Date was not provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA - subject to a 1 year SOL for affirmative claims under TILA			State - Indeterminable	C	C	C
999999377	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999376	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance	3	[3] Closing / Title - TILA - Final TIL Missing
[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Application / Processing - Missing Document: Missing Lender's Initial 1003			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable	D	D	D
999999375	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,935.64.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act - Financed Points and Fees Exceeds 5% Threshold: Minnesota Residential Originator and Servicer Licensing Act: Financed Fees on subject loan in excess of 5% of Total Loan Amount.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TIL itemization did not disclose a processing fee of $200 and a flood cert fee of $18 as prepaid finance charges. TIL Itemization only disclosed origination charges in the amount of $XXX and final HUD reflects $XXX TIL Itemization also only disclosed prepaid interest charges in the amount of $XXX and final HUD reflects $XXX.	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999374	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999373	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999372	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999371	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Completed Loan Application Not Provided At Least 1 Business Day Prior to Closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Borrower was not provided copy of Application 1 day prior to closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (CLTV Exceeds 80% Threshold): Texas Constitution Section 50(a)(6): CLTV of XX% exceeds 80% of $XXX (the value reflected on the valuation).
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Security Instrument did not disclose that loan is a Texas Home Equity Loan): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.Security instrument does not disclose that the loan is a TX Home Equity/50(a)(6) Loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Itemization of Points and Fees Not Provided At Least 1 Business Day Prior to Closing - No Waiver): Texas Constitution Section 50(a)(6): Final itemized disclosure of fees, points, costs and charges not provided to borrower at least one (1) business day prior to closing without a waiver.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): Texas Constitution Section 50(a)(6): The lender/Assignee cannot conclusively rely on the Value on Acknowledgement of Fair Market Value. Test performed using stated value or other valuation method in file other than appraisal.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	State - NC	C	C	C
999999370	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999369	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		No	TNR Testing Not Required	D	D	D
999999368	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Home Equity loan on homestead that exceeds the Acreage limits): Unable to determine if the home equity loan on homestead exceeds the allowable acreage due to missing information.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Property is designated for agricultural use (other than primarily for production of milk)): Unable to test agricultural use due to missing information.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan Not Closed At Office of Lender, Attorney, or Title Company): Unable to determine if loan was closed an authorized location due to missing information.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Previous loan refinanced within twelve (12) month period of consummation): Unable to test refinance within twelve (12) month period due to missing information.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.

This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

											TILA ROR - 3yrs for rescindable transactions.		Yes	State - NC	D	D	D
999999367	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.No evidence that borrower(s) received copies of all documents signed at time of closing.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (TX Home Equity Disclosure/Notice Concerning Extensions of Credit Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided): Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Fannie Mae forms not used for closing of home equity loan): Texas Constitution Section 50(a)(6): Fannie Mae forms not used for closing of home equity loan.
[3] State Compliance - (TX50(a)(6)) AFMV value and appraisal value not provided: Texas Constitution Section 50(a)(6): Unable to determine compliance with 80% CLTV limitation due to missing AFMV or value on AFMV and no appraisal or other evaluation in file to verify property value/LTV.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Rescission Period): Texas Constitution Section 50(a)(6): Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender): Texas Constitution Section 50(a)(6): Texas Cash-out Loan.Loan documents do not expressly disclaim and waive any and all security interests securing other indebtedness owed or owing to the lender.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (The lender/Assignee cannot conclusively rely on the Value on the Acknowledgement of Fair Market Value as the loan file does not contain an Appraisal): No appraisal or valuation value used to determine LTV. Unable to determine compliance with TX50(a)(6) Acknowledgment of Fair Market Value and TX50(a)(6) CLTV limitation due to missing appraisal or other evaluation to verify property value/LTV
[2] State Compliance - (TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained): Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan. The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	Assignee Liability: Although this exception indicates the assignee has less protections against claims from the consumer, it is not indicative of an actual violation.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

Assignee Liability: The lender or any holder of the note shall forfeit all principal and interest of the extension of credit if the lender or holder (1) fails to comply with the lender's or holder's obligations under the extension of credit and (2) fails to correct the failure to comply not later than the 60th day after the date the lender or holder is notified by the borrower of the failure to comply. The lender or any holder of the note for the extension of credit shall forfeit all principal and interest if the extension is made by a person other than a person described or if the lien was not created under a written agreement with the consent of each owner and each owner's spouse, unless each owner and each owner's spouse who did not initially consent subsequently consents.

This is a Secondary Market requirement by the GSEs and some investors.

This is a Secondary Market requirement by the GSEs and some investors. (This Endorsement provides coverage against certain Texas 50(a)(6) exceptions at closing.)

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.		Yes	State - NC	C	C	C
999999366	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR TIL Deficiency	B	B	B
999999365	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	1							-	A	A	A
999999364	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency	B	B	B
999999363	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999362	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999361	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $250.02.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TIL itemization did not disclose a loan tie-in fee of $200 or a title courier fee of $54 as prepaid finance charges.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999360	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999359	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Purchase	1							-	A	A	A
999999358	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
999999357	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999356	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999355	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999354	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999353	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	1							-	A	A	A
999999352	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999351	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999350	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
999999349	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA - subject to a 1 year SOL for affirmative claims under TILA		No	TNR Testing Not Required	B	B	B
999999348	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
								[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	TIL in file indicated to be final, expected funding date same as disbursement and note date but is not signed or dated by the borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999347	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
999999346	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties	TIL in file is indicated to be final, expected funding date same as disbursement date but is not signed or dated by borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
999999345	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR TIL Deficiency	B	B	B
999999344	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D	D
999999343	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	1							-	A	A	A
999999342	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999341	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999340	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
999999339	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA		Tested	TR Tested	B	B	B
999999338	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 6.50800% is underdisclosed from calculated APR of 6.64293% outside of 0.125% tolerance.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $2,952.37.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Unable to determine under disclosure due to missing itemization of amount financed.
TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999337	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
[2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	PPP Expired. Prepayment charge not allowed per state (MS) - max prepayment charge for MS loan is 5%, 4%, 3% - note states 4.995%, 4.995%, 4.995%. Lender is XXX
									5% late charge is greater than 4% maximum per state (MS).		TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			Late Charge	C	C	C
999999336	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX						-	B	B	B
999999335	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999334	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX
								[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999333	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999332	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Miscellaneous Compliance - Initial TIL not provided			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999331	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	B	B	B
999999330	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.		GENERAL COMMENT (2017-07-25): If the application is missing from file, AMC's default approach is to perform compliance testing using a lookback from consummation date and report compliance findings based on the worst case scenario from the lookback as there is no conclusive evidence of when creditor received application.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999329	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is blank.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C	C
999999328	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999327	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX prior to three (3) business days from transaction date of XX/XX/XXXX
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	B	B	B
999999326	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	B	B	B
999999325	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999324	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - Initial TIL not provided	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	B	B	B
999999323	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999322	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999321	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
								[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999320	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	B	B	B
999999319	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	B	B	B
999999318	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999317	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999316	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.		GENERAL COMMENT (2017-07-21): Received docs for this loan (TIL), still missing Final HUD-1, estimated HUD-1 exception remains.	TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR Indeterminable	D	D	D
999999315	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	10 day grace period is less than 15 day minimum per Sate of NJ
6% late charge is greater than 5% maximum per State of NJ
									State of New Jersey may not charge a late payment fee in excess of 5% for a payment past 15 days or more		TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			Late Charge	C	C	C
999999314	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999313	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $5,287.05.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Closing instructions indicate the Index used was 1.595%. The closest Index available in our look-back period is 1.67670%.	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999312	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999311	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999310	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999309	XXX	$XXX	XXX	XX/XX/XXXX	Second Home	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999308	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
								[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999307	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
999999306	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	TIL in file indicated to be final, expected funding date same as disbursement and note date but is not signed or dated by the borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
999999305	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	B	B	B
999999304	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	TIL in file is indicated to be final, expected funding date same as disbursement date and is not dated by borrower so cannot confirm that borrower received.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999303	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999302	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999301	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999300	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999299	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999298	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	1							-	A	A	A
999999296	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999295	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
999999294	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	TIL in file indicated to be final, expected funding date same as disbursement and note date but is not signed or dated by the borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
999999293	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	TIL appears to be final but not signed nor initialed by borrower
TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999292	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999291	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $10,721.46.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	An index of 1.225% was used at origination; however, the lowest Index available within the look-back period is 1.2383%.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999290	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999289	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
[2] Federal Compliance - RESPA (2010) -GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999288	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than final TIL signature date.
[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date.
								[3] Closing / Title - (Doc Error) HUD Error: Disbursement date is earlier than note date.					Tested	TR Tested	C	C	C
999999287	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999286	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR TIL Deficiency	B	B	B
999999285	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $147.51.	Unable to determine under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999284	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999283	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX						-	B	B	B
999999282	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999281	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999280	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999279	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999278	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999277	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR TIL Deficiency	B	B	B
999999276	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999275	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999274	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	B	B	B
999999273	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999272	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999271	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B	B
999999270	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999269	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	B	B	B
999999268	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
								[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.		GENERAL COMMENT (2017-07-21): Received same unsigned, un-certified HUD, exception remains	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency	D	D	D
999999267	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Construction-Permanent	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act: Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR Indeterminable	D	D	D
999999266	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999265	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
								[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA		Tested	TR Tested	B	B	B
999999264	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested	B	B	B
999999263	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999262	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
[2] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Late fee charge not allowed per state (NY) – max late fee charge for NY loan is 2% – Note states 5%.					-	B	B	B
999999261	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $403.06.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	The lender did not include all the broker's processing fees in the finance charge calculation.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999260	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999259	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999258	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		No	TNR Testing Not Required	B	B	B
999999257	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999256	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR TIL Deficiency	B	B	B
999999255	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999254	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999253	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - Initial TIL not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999252	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $7,082.18.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	It appears a lower Index was used at origination than the 5.35% Index available within the look-back period.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999251	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 5.85700% is underdisclosed from calculated APR of 6.03567% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $2,523.36.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	The itemization of amount financed did not include the attorney fee of $450 and the broker fee of $XXX as prepaid finance charges.	TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999250	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999249	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999248	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $52.88.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999247	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $595.92.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Unable to determine under disclosure due to missing itemization of amount financed.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999246	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $11,239.60.	Closing instructions indicate the Index used was 1.82%. The closest Index available in our look-back period is 2.0275	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999245	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999244	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	1							-	A	A	A
999999243	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
TIL appears to be final but not signed nor initialed by borrower	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999242	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	B	B	B
999999241	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR TIL Deficiency	B	B	B
999999240	XXX	$XXX	XXX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	1							-	A	A	A
999999239	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $769.21.	Unable to determine under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999238	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
999999237	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX						-	B	B	B
999999236	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
								[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999235	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Miscellaneous Compliance - Initial TIL not provided			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999234	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999233	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Miscellaneous Compliance - Initial TIL not provided			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999232	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999231	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999230	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	B	B	B
999999229	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX iN the amount of $4,340.36.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	The lender used an incorrect index in calculating the payment stream. The lender used an Index of 2.772%. The lowest Index available within the look-back period is 2.847%.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999228	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999227	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,127.52.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Itemization of Finance Charges is in file.Unable to determine under disclosure.. Under disclosure appears to be fee payment steam related. Neg Am loan.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999226	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999225	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] State Compliance - (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements	PPP Expired. Prepayment charge not allowed per state (NY) - no prepayment penalty is enforceable on a loan where the interest rate exceeds 6%. The stated note rate is XX%. Lender is XXX					-	B	B	B
999999224	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999223	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999222	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999221	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999220	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999219	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999218	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999217	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999216	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.87900% is underdisclosed from calculated APR of 7.38403% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $45,339.07.	Unable to determine the under disclosure; missing index used at closing for calculations	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999215	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $464.47.	Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999214	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999213	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999212	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999211	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $120.72.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Unable to determine under disclosure due to missing itemization of amount financed.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
999999210	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999209	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999208	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency	D	D	D
999999207	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $35,985.44.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	It appears a lower Index was used at origination than the 2.02170% Index available within the look-back period.	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999206	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
999999205	XXX	$XXX	XXX	XX/XX/XXXX	Second Home	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999204	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX						-	B	B	B
999999203	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	B	B	B
999999202	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
								[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999201	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999200	XXX	$XXX	XXX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	D	D	D
999999199	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999198	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	B	B	B
999999197	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)			TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-	B	B	B
999999196	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999195	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $264.42.	Unable to determine under disclosure due to missing itemization of amount financed.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999194	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $181.72.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Unable to determine under disclosure due to missing itemization of amount financed.	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999193	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999192	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999191	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999190	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Application / Processing - Missing Document: Missing Lender's Initial 1003						-	B	B	B
999999189	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999188	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999187	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	Evidence of Disbursement Date not in file. Disbursement date used to perform compliance tests determined based on first payment date.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	B	B	B
999999186	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - Miscellaneous Compliance: Evidence of Disbursement Date Not in File. Disbursement date used to perform compliance tests determined based on first payment date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	B	B	B
999999185	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999184	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Miscellaneous Compliance - Miscellaneous Compliance: Evidence of Disbursement Date Not in File. Disbursement date used to perform compliance tests determined based on first payment date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested	B	B	B
999999183	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999182	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - Initial TIL not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX						-	B	B	B
999999181	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999180	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	TR HUD Deficiency	D	D	D
999999179	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $3,651.37.	The underdisclosure is caused completely by a payment variance. There is no index available that will remove the underdisclosure.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999178	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999177	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank [2] Miscellaneous Compliance - Initial TIL not provided			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999176	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Miscellaneous Compliance - Miscellaneous Compliance: Evidence of Disbursement Date Not in File. Disbursement date used to perform compliance tests determined based on first payment date.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999175	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
								[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Final TIL does not provide a place for the Borrower(s) to sign		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999174	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999173	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999172	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Late charge not allowed per state (IL) - max late charge for IL is 5% - note states 6%					Late Charge	C	C	C
999999171	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
999999170	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999169	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999168	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	1							-	A	A	A
999999167	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999166	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999165	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999164	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999163	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX						-	B	B	B
999999162	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
999999161	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999160	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.						-	B	B	B
999999159	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999158	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999157	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
								[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999156	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999155	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999154	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $675.05.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	TIL itemization did not include the $850 settlement fee as a prepaid finance charge.	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999153	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999152	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
								[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999151	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999150	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
								[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA		Yes	TR HUD Deficiency	D	D	D
999999149	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $135.55.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	Unable to determine under disclosure due to missing itemization of amount financed.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	B	B	B
999999148	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999147	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999146	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	B	B	B
999999145	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	TIL appears to be final but not signed nor initialed by borrower.
Evidence of Disbursement Date Not in File. Disbursement date used to perform compliance tests determined based on first payment date.
TIL appears to be final but not signed nor initialed by borrower.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	B	B	B
999999144	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	1							-	A	A	A
999999143	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR TIL Deficiency	B	B	B
999999142	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999141	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $964.57.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999140	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999139	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. [2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.						-	B	B	B
999999138	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $175.19.	Under disclosure due to attorney review fee in the amount of $175 not being included in the itemization of fees		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999137	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
								[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999136	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
999999135	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999134	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999133	XXX	$XXX	XXX	XX/XX/XXXX	Primary	3	[3] Federal Compliance - Missing Final HUD-1
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Application / Processing - Missing Document: Missing Lender's Initial 1003					UTD	Indeterminable	D	D	D
999999132	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						Late Charge	C	C	C
999999131	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $139.93.	There was no itemization of amount financed provided with the documentation so therefore the reason for the under-disclosure cannot be determined.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999130	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $124.86.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)	Unable to determine under disclosure due to missing itemization of amount financed.	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	B	B	B
999999129	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $96.91.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Miscellaneous Compliance - Initial TIL not provided	TIL Itemization did not disclose the Attorney fee of $750 as a prepaid finance charge.	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999128	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	1							-	A	A	A
999999127	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $319.82.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TIL Itemization did not disclose a Attorney Fee in the amount of $595 as prepaid finance charges Amount reduced by a Doc Prep fee of $275 on the itemization but not on the HUD.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999126	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	1							-	A	A	A
999999125	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999124	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999123	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999122	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999121	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-	B	B	B
999999120	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999119	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) -GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.						-	B	B	B
999999118	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) -GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
								[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.						-	B	B	B
999999117	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999116	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-	B	B	B
999999115	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
								[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.			TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999114	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
999999113	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Not Provided Timely: RESPA: Initial escrow account statement was not provided to the borrower at closing.	RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required	B	B	B
999999112	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999111	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999110	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999109	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999108	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired	B	B	B
999999107	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA ROR - 3yrs for rescindable transactions.		Yes	TR HUD Deficiency	D	D	D
999999106	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999105	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $62.95.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Unable to determine under disclosure due to missing itemization of amount financed.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable	D	D	D
999999104	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999103	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999102	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999101	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999100	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999099	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999098	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.The final date used for testing was XX/XX/XXXX. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	GENERAL COMMENT (2017-09-08): Unable to clear exception with documentation that was provided. Stated value only
										GENERAL COMMENT (2017-09-08): Unable to clear exception with documentation that was provided. TIL provided not signed	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999097	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Miscellaneous Compliance - Other Compliance Exception (Manual Add)
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	Evidence of Disbursement Date Not in File. Disbursement date used to perform compliance tests determined based on first payment date.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	C	C	C
999999095	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	GENERAL COMMENT (2017-09-08): Unable to clear exception with documentation that was provided. Appraisal received was missing pages - onlyc included pages 3 and 5.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	B	B	B
999999094	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999093	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999092	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999091	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
								[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state	Late charge not allowed per state (IL) - max late charge for IL is 5% - note states 6%.		TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			Late Charge	C	C	C
999999090	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999089	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999088	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999087	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999086	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Home Improvement	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999085	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
								[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999084	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999083	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - Miscellaneous Compliance: Evidence of Disbursement Date Not in File. Disbursement date used to perform compliance tests determined based on first payment date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999082	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999081	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999080	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999079	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999078	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999077	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX prior to three (3) business days from transaction date of XX/XX/XXXX
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - Miscellaneous Compliance: Evidence of Disbursement Date Not in File. Disbursement date used to perform compliance tests determined based on first payment date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
[2] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Closing / Title - Note Error: Note grace period days less than minimum per state
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Grace period not allowed per state (MD) – min grace period for MD is 15 - note states 7 Grace period not allowed per state (MD) – min grace period for MD is 15 - note states 7		TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999076	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999075	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - Miscellaneous Compliance: Evidence of Disbursement Date Not in File. Disbursement date used to perform compliance tests determined based on first payment date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999074	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	1							-	A	A	A
999999073	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $8,608.51.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	It appears a lower index was used then available within look back.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999072	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $1,036.01.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	Itemization of prepaid finance charges/APR Fact Sheet did not include $395.00 Application fee, $350.00 Processing fee, $180.00 Escrow fee, $42.00 Tax Service fee and $55.00 Courier fee in prepaid finance charges. Additionally, TIL Itemization reflects interim interest in the amount $206.67. HUD reflects 310.00. $1,794.60 credit to borrower is un-itemized, therefore excluded.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested	B	B	B
999999071	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	B	B	B
999999070	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested	B	B	B
999999069	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $249.08.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Unable to determine under disclosure due to missing itemization of amount financed.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999068	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999067	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999066	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	1							-	A	A	A
999999065	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $37.50.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - Miscellaneous Compliance: Evidence of Disbursement Date Not in File. Disbursement date used to perform compliance tests determined based on first payment date.	Erroneous - Under disclosure due to loan being DSI.	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999064	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
[3] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
[3] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999063	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999062	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.						-	B	B	B
999999061	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999060	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999059	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999058	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999057	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999056	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999055	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX					Yes	TR Indeterminable	D	D	D
999999054	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 5.80660% is underdisclosed from calculated APR of 5.95465% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Under disclosure is payment stream related. Final TIL did not include MI payments.	Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999053	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.					Yes	TR Indeterminable	D	D	D
999999052	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999051	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX						-	B	B	B
999999050	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	1							-	A	A	A
999999049	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999048	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 9.04000% is underdisclosed from calculated APR of 9.29999% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $10,583.62.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - Miscellaneous Compliance: Evidence of Disbursement Date Not in File. Disbursement date used to perform compliance tests determined based on first payment date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	The TIL does not have the right payment stream for a 3 year arm.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999047	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999046	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999045	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Closing / Title - Note Error: Note grace period days less than minimum per state
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Minimum grace period days for WA is 10 - note states 7 days.		TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			Late Charge	C	C	C
999999044	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999043	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $16,849.70.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	It appears a higher index was used at origination than the 8.25% available within the look back period.	TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999042	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999041	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of 6.87000% is underdisclosed from calculated APR of 7.09710% outside of 0.125% tolerance.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999040	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999039	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - Miscellaneous Compliance: Evidence of Disbursement Date Not in File. Disbursement date used to perform compliance tests determined based on first payment date.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999038	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999037	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999036	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999035	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $92.70.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TIL itemization did not disclose a recording service fee of $96 a prepaid finance charge.		TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999034	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.		Yes	TR TIL Deficiency	B	B	B
999999033	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	1							-	A	A	A
999999032	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] State Compliance - Note Error: Note late charge percentage exceeds maximum per state
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%					Late Charge	C	C	C
999999031	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999030	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.						-	B	B	B
999999029	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX						-	B	B	B
999999028	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999027	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.						-	B	B	B
999999026	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.						-	B	B	B
999999025	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999024	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999023	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.					Yes	TR Indeterminable	D	D	D
999999022	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999021	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999020	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	1							-	A	A	A
999999019	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - Initial TIL not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999018	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.						-	B	B	B
999999017	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999016	XXX	$XXX	XXX	XX/XX/XXXX	Investment	Refinance Rate/Term	1							-	A	A	A
999999015	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.			TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999014	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.
								[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.			TILA - subject to a 1 year SOL for affirmative claims under TILA TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired	B	B	B
999999013	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX In the amount of $1,460.56.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Unable to get the actual payment stream and TIL payment stream to match up after recast.	TILA - subject to a 1 year SOL for affirmative claims under TILA

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999012	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
								[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired	B	B	B
999999011	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Idaho Residential Mortgage Practices Act: Float Disclosure not provided to borrower within three (3) business days of application.
								[2] Miscellaneous Compliance - Miscellaneous Compliance: Evidence of Disbursement Date Not in File. Disbursement date used to perform compliance tests determined based on first payment date.			TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired	B	B	B
999999010	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999009	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999008	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. The final date used for testing was XX/XX/XXXX.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B
999999007	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Rate/Term	1							-	A	A	A
999999006	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	1							-	A	A	A
999999000	XXX	$XXX	XXX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $68.72.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Unable to determine under disclosure due to missing Itemization of Amount Financed.	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

											TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested	B	B	B